As filed with the Securities and Exchange	Registration No. 333-124953
Commission on July 26, 2007	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]

(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on August 20, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated
April 30, 2007, is incorporated into Parts A and B, respectively, of this amendment be reference to
Post-Effective Amendment No. 2 to this Registration Statement, as filed on April 16, 2007 (Accession
No. 0000836687-07-000096). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertakings.

SUPPLEMENT Dated August 20, 2007
To The Prospectus Dated April 30, 2007 For
Your Variable Annuity Contract
Issued By ING USA Annuity and Life Insurance Company
Through Separate Account B of ING USA Annuity and Life Insurance Company

(“ING Simplicity”)

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at
1-800-366-0066.

These following investment portfolios are available under your Contract and are hereby added to the list of funds available in “Appendix B – The Investment Portfolios.” These funds are available effective
August 20, 2007.

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust

7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Limited Maturity Bond Portfolio	Seeks highest current income consistent with low risk to
(Class S)	principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market
Investment Adviser: Directed Services LLC	factors, such as falling interest rates and rising bond prices,
Investment Subadviser: ING Investment Management Co.	indicate that capital appreciation may be available without
significant risk to principal.

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks
Investment Subadviser: Massachusetts Financial Services	reasonable opportunity for growth of capital and income.
Company

ING T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING VP Index Plus International Equity Portfolio (Class S)	Seeks to outperform the total return performance of the
Morgan Stanley Capital International Europe Australasia
Investment Adviser: ING Investments, LLC	and Far East® Index (“MSCI EAFE® Index”), while
Investment Subadviser: ING Investment Management	maintaining a market level of risk. The Portfolio’s
Advisors, B.V.	investment objective is not fundamental and may be
changed without a shareholder vote.

ING Partners, Inc.

151 Farmington Avenue, Hartford, CT 06156-8962

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long term capital
(Service Class)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

Simplicity – 144965	08/20/07

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.

7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index (S&P MidCap 400
Investment Adviser: ING Investments, LLC	Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard & Poor’s SmallCap 600 Index (S&P SmallCap
Investment Adviser: ING Investments, LLC	600 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management Co.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management Co.

Simplicity – 144965	08/20/07

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2006, 2005, and 2004
	-	Balance Sheets as of December 31, 2006 and 2005
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2006, 2005, and 2004
	-	Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004
	-	Notes to Financial Statements
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2006
	-	Statements of Operations for the year ended December 31, 2006
	-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
	-	Notes to Financial Statements

Exhibits:

(b)

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the Registrant, incorporated herein by reference to Post-Effective Amendment No.
29 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable.

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(3)	(b)	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(c)	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(d)(i)	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(d)(ii)	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(3)	(e)	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-
23351, 811-05626).

(3)	(f)	Amendment to the Distribution Agreement between ING USA and DSI, incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-05626).

(3)	(g)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MP-
3020), incorporated herein by reference to an Pre-Effective Amendment 1 t a
Registration Statement on form N-4 for ING USA Life Insurance and Annuity
Company Separate Account B filed with the Securities and Exchange Commission on July 27, 2005 (File Nos. 333-124953, 811-05626).

(4)	(b)	Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3020),
incorporated herein by reference to an Initial Registration Statement on form N-4 for ING USA Life Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on May 16, 2005 (File Nos. 333-124953,
811-05626).

(4)	(c)	Flexible Premium Deferred Variable Annuity Contract (IU-IA-3020), incorporated herein by reference to an Initial Registration Statement on form N-4 for ING USA
Life Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on May 16, 2005 (File Nos. 333-124953, 811-05626).

(4)	(d)	Individual Retirement Annuity Rider, (GA-RA-1009 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351,
811-05626).

(4)	(e)	Roth Individual Retirement Annuity Rider, (GA-RA-1038 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement
on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-
23351, 811-05626).

(4)	(f)	403(b) Rider, (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(4)	(g)	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351,
811-05626).

(4)	(h)	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(4)	(i)	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(4)	(j)	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(4)	(k)	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94),
incorporated herein by reference to Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

(4)	(l)	Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B
filed with the Securities and Exchange Commission on February 13, 2004 (File
Nos. 333-28679, 811-05626).

(5)		ING Simplicity Variable Annuity Customer Data Form, (135361), incorporated herein by reference to an Initial Registration Statement on form N-4 for ING USA
Life Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on May 16, 2005 (File Nos. 333-124953, 811-05626).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

(6)	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007
(File Nos. 333-133076).

(6)	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance
Company, dated (12/15/04), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity
and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

(6)	(d)	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(6)	(e)	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC,
ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03), incorporated herein by reference to Post-Effective Amendment
No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	(a)	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

(8)	(b)	Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(8)	(c)	Participation Agreement by and between ING Investors Trust, Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-
70600, 811-05626).

(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not applicable.
(12)	Not applicable.
(13)	Powers of Attorney, incorporated herein by reference to Post-Effective Amendment
No. 2 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 16, 2007 (File Nos. 333-124953, 811-05626).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Harry N. Stout*	1475 Dunwoody Drive West Chester, PA	President
19380
Robert W. Crispin*	230 Park Avenue, 13th Floor, New York, NY	Director
10169
David A. Wheat*	5780 Powers Ferry Road Atlanta, GA	Chief Financial Officer, Director and
	30327-4390	Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road Atlanta, GA	Senior Vice President and Chief
	30327-4390	Accounting Officer
Kathleen A. Murphy*	151 Farmington Avenue Hartford, CT 06156	Director
Thomas J. McInerney*	151 Farmington Avenue Hartford, CT 06156	Director and Chairman
Catherine H. Smith*	151 Farmington Avenue Hartford, CT 06156	Director and Senior Vice President
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA	Senior Vice President, Tax
30327-4390
James R. McInnis	1475 Dunwoody Drive West Chester, PA	Senior Vice President
19380
Stephen J. Preston	1475 Dunwoody Drive West Chester, PA	Senior Vice President
19380
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA	Senior Vice President and Treasurer
30327-4390
Michel Perreault	1475 Dunwoody Drive West Chester, PA	Senior Vice President and Appointed
	19380	Actuary
Linda E. Senker	1475 Dunwoody Drive West Chester, PA	Vice President and Chief Compliance
	19380	Officer
Joy M. Benner	20 Washington Avenue South Minneapolis, MN	Secretary
55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 40 to Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B as filed with the Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

ITEM 27: NUMBER OF CONTRACT OWNERS

As of June 29, 2007, there are 241 qualified contract owners and 164 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter
James R. McInnis	Director and President
Robert J. Hughes	Director
Shaun P. Mathews	Director and Executive Vice President
10 State House Square, Hartford, CT 06103
Kimberly A. Anderson	Senior Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Robert S. Naka	Senior Vice President and Assistant Secretary
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Michael J. Roland	Senior Vice President and Assistant Secretary
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Laurie M. Tillinghast	Senior Vice President
10 State House Square, Hartford, CT 06103
Stanley D. Vyner	Senior Vice President
230 Park Ave 13th Floor, New York, NY 10169
R.E.G. Gelfand	Chief Financial Officer

Beth G. Shanker	Broker Dealer Chief Compliance Officer
1290 Broadway Denver, CO 80203
Joseph M. O’Donnell	Investment Advisor Chief Compliance
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Officer and Senior Vice President
Julius A. Drelick, III	Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
William A. Evans	Vice President
151 Farmington Avenue Hartford, CT 06156
Todd R. Modic	Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Alyce L. Shaw	Vice President
David S. Pendergrass	Vice President and Treasurer
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Dawn M. Peck	Vice President, Assistant Treasurer and
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Assistant Secretary
Joy M. Benner	Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Diana R. Cavender	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Randall K. Price	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Edwina P.J. Steffer	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Susan M. Vega	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
G. Stephen Wastek	Assistant Secretary
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
James A. Shuchart	General Counsel
Bruce Kuennen	Attorney-in-Fact

(c)

	2006 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect
Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania,
on the 26th day of July, 2007.

SEPARATE ACCOUNT B
(Registrant)
	By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)

By:

Harry N. Stout*
President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on July 26, 2007.

Signature	Title
President

Harry N. Stout*	(principal executive officer)
Chief Accounting Officer

Steven T. Pierson*
DIRECTORS
Chief Financial Officer

David A. Wheat*

Robert W. Crispin*

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*
By: /s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10